Cash and cash equivalents (Schedule of Cash and Cash Equivalents) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($) [1]	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Disclosure of financial assets [line items]
Short-term bank deposits	₪ 115,623	$ 36,245	₪ 104,090
Cash in bank	8,535	2,676	18,848
Cash and cash equivalents	₪ 124,158	$ 38,921	₪ 122,938	$ 38,539		₪ 137,466	₪ 150,607

[1]	Convenience Translation into US Dollars.